Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes
Summary of provisions for income tax expense

The provisions for income tax expense are summarized as follows (in thousands):

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Current tax expense	36,915	32,433	20,936	3,218
Deferred tax benefit	(11,398)	(18,344)	(6,153)	(946)

Income tax expense	25,517	14,089	14,783	2,272

Components of income before tax and income tax expense for PRC and non-PRC operations

The components of income before tax and income tax expense for PRC and non-PRC operations are as follows (in thousands):

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Income arising from PRC operations	159,318	86,599	104,208	16,016
(Loss)/income arising from non-PRC operations	(61,416)	5,710	(55,001)	(8,453)

Income before tax	97,902	92,309	49,207	7,563

Income tax expense relating to PRC operations	25,510	13,806	14,739	2,265
Income tax expense relating to non-PRC operations	7	283	44	7

Income tax expense	25,517	14,089	14,783	2,272

Effective tax rate for PRC operations	16.0%	15.9%	14.1%	14.1%

Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate for PRC operations

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for PRC operations for the years ended December 31, 2015, 2016 and 2017 is as follows (in thousands):

	For the Years Ended December 31,
	2015	2016	2017
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	(2.7)	(9.3)	(10.1)
Change in valuation allowance	(0.9)	7.8	2.9
Effect of preferential tax benefits	(6.3)	(11.4)	(6.6)
Uncertain tax positions	0.9	3.8	2.9

Effective income tax rate	16.0	15.9	14.1

Combined effects of the income tax exemption and other preferential tax benefits

The combined effects of the income tax exemption and other preferential tax benefits available to the Group are as follows (in thousands, except per share data):

	For the Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Preferential tax rate effect	10,073	9,878	6,836	1,051
Basic net income per share effect	0.02	0.02	0.01	0.002

Tax effects of temporary differences that give rise to deferred tax assets and liabilities

The tax effects of temporary differences that give rise to the deferred tax assets and liabilities balances as of December 31, 2016 and 2017 are as follows (in thousands):

	As of December 31,
	2016*	2017	2017
	RMB	RMB	US$
Deferred tax assets - non-current:
Provision of allowance for doubtful accounts	21,910	17,717	2,724
Accrued payroll and expenses and others	27,172	29,225	4,492
Net operating loss carryforward	16,627	27,726	4,261
Less: valuation allowance	(11,402)	(14,208)	(2,184)

Total non-current deferred tax assets, net*	54,307	60,460	9,293

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Deferred tax liabilities - non-current:
Equity investments acquired in disposal of subsidiaries	1,312	1,312	202

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*In 2017, the Company adopted the guidance of ASU 2015-17 issued by FASB in November 2015, which requires entities to present deferred tax assets and deferred tax liabilities as noncurrent in a classified balance sheet. Pursuant to the guidance, the Company retrospectively reclassified RMB54.3 million of deferred tax assets from current assets to noncurrent assets in the balance sheets as of December 31, 2016.

Movement of valuation allowance for deferred tax assets

The following table sets forth the movement of the valuation allowance for deferred tax assets (in thousands):

	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Balance as of January 1,	7,101	4,676	11,402	1,753
Additions	2,121	6,838	6,164	947
Reversals	(4,546)	(112)	(3,358)	(516)

Balance as of December 31,	4,676	11,402	14,208	2,184

Reconciliation of liabilities associated with uncertain tax positions

A reconciliation of the beginning and ending amount of liabilities associated with uncertain tax positions is as follows (in thousands):

	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Balance as of January 1,	16,867	18,368	21,723	3,339
Increase related to current year tax positions	1,501	3,355	2,991	459

Balance as of December 31,	18,368	21,723	24,714	3,798